Note 8 – Stockholders’ Equity (Details Narrative) - USD ($)							1 Months Ended		12 Months Ended
	Apr. 12, 2021	Mar. 15, 2021	Mar. 10, 2021	May 01, 2020	Jan. 01, 2020	Oct. 01, 2019	Nov. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 26, 2021
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							232,500
Shares Issued, Price Per Share							$ 10.00				$ 10.00
Issuance of Common Stock to Sponsor								$ 25,000
Cardio Diagnostics [Member]
Class of Stock [Line Items]
Issuance of Common Stock to Sponsor									$ 1,225,000
[custom:CommonStockIssuedToMembersSharesPerContributionAgreement]					1,000,000
Stock Issued During Period, Value, Issued for Services										$ 80,000
April 122021 [Member] | Cardio Diagnostics [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	91,761
Shares Issued, Price Per Share	$ 13.35
Issuance of Common Stock to Sponsor	$ 1,225,000
Payment of Financing and Stock Issuance Costs									$ 105,000
[custom:WarrantsIssued]									23,596
March 102021 [Member] | Cardio Diagnostics [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			50,450
Issuance of Common Stock to Sponsor			$ 60,000
March 152021 [Member] | Cardio Diagnostics [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		39,786
Issuance of Common Stock to Sponsor		$ 451,471
Year Ended 2020 [Member] | Cardio Diagnostics [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues										12,831
Issuance of Common Stock to Sponsor										$ 111,027
Stock Issued During Period, Shares, Issued for Services										31,922
Stock Issued During Period, Value, Issued for Services										$ 477,236
May 12020 [Member] | Cardio Diagnostics [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				5,565
Stock Issued During Period, Value, Issued for Services				$ 80,000
October 12019 [Member] | Cardio Diagnostics [Member]
Class of Stock [Line Items]
Warrant terms and provisions						On October 1, 2019, the Company issued warrants to a seed funding firm equivalent to 2% of the fully-diluted equity of the Company, or 21,450 common shares at the time of issuance. The warrant is exercisable on the earlier of the closing date of the next Qualified Equity Financing occurring after the issuance of the warrant, and immediately before a Change of Control. The exercise price is the price per share of the shares sold to investors in the next Qualified Equity Financing, or if the warrant becomes exercisable in connection with a Change in Control before the next Qualified Equity Financing, the greater of the quotient obtained by dividing $150,000 by the Pre-financing Capitalization, and the price per share paid by investors in the then-most recent Qualified Equity Financing, if any. The warrant will expire upon the earlier of the consummation of any Change of Control, or 15 years after the issuance of the warrant